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	OMB Number:	3235-0578
	Expires:	April 30, 2014
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Nigel Anderson c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2014 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 99.2%
AFRICA — 1.1%
SOUTH AFRICA — 1.1%
Aspen Pharmacare Holdings Ltd.	3,958	$89,333
TOTAL SOUTH AFRICA — (Cost $99,164)		89,333
TOTAL AFRICA — (Cost $99,164)		89,333
EUROPE — 61.4%
AUSTRIA — 1.2%
Voestalpine AG	2,188	98,104
TOTAL AUSTRIA — (Cost $106,574)		98,104
BELGIUM — 2.5%
Anheuser-Busch InBev NV	2,123	203,437
TOTAL BELGIUM — (Cost $165,876)		203,437
FRANCE — 12.9%
BNP Paribas SA	3,006	232,913
Eutelsat Communications SA (a)	2,845	86,391
Kering (a)	665	132,784
Safran SA	2,854	203,083
Sanofi SA	1,896	186,160
Schneider Electric SA	2,254	182,064
TOTAL FRANCE — (Cost $818,399)		1,023,395
GERMANY — 1.8%
Daimler AG	1,738	145,635
TOTAL GERMANY — (Cost $121,806)		145,635
ITALY — 3.5%
Eni SpA	5,152	117,082
Mediobanca SpA*	17,455	160,436
TOTAL ITALY — (Cost $231,220)		277,518
NORWAY — 1.7%
DnB NOR ASA	7,960	134,538
TOTAL NORWAY — (Cost $88,669)		134,538
RUSSIA — 1.0%
Magnit OJSC, GDR 144A	1,500	79,125
TOTAL RUSSIA — (Cost $91,677)		79,125
SPAIN — 3.7%
Inditex SA	938	140,045
Telefonica SA	9,832	151,699
TOTAL SPAIN — (Cost $281,445)		291,744

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
EUROPE — Continued
SWEDEN — 2.8%
Assa Abloy AB, B Shares	2,833	$141,404
Modern Times Group AB, B Shares	1,742	78,652
TOTAL SWEDEN — (Cost $196,935)		220,056
SWITZERLAND — 10.0%
Aryzta AG*	1,400	110,175
Cie Financiere Richemont SA,144A	1,413	131,146
Credit Suisse Group AG, 144A*	6,131	185,286
Roche Holding AG	893	245,547
Syngenta AG, 144A	349	123,602
TOTAL SWITZERLAND — (Cost $679,123)		795,756
UNITED KINGDOM — 20.3%
BG Group PLC	9,924	166,730
British Sky Broadcasting Group PLC	6,849	98,629
HSBC Holdings PLC	24,824	255,867
Inmarsat PLC	11,888	136,896
Johnson Matthey PLC	2,909	154,510
Persimmon PLC*	6,582	142,068
Prudential PLC	8,890	179,463
Rio Tinto PLC	4,684	249,750
Serco Group PLC	20,200	145,147
UBM PLC	7,523	84,096
TOTAL UNITED KINGDOM — (Cost $1,372,638)		1,613,156
TOTAL EUROPE — (Cost $4,154,362)		4,882,464
JAPAN — 23.5%
Astellas Pharma, Inc.	2,000	125,242
Denso, Corp.	2,800	146,317
Hitachi Ltd.	34,000	263,561
Isuzu Motors Ltd.	17,000	102,995
Japan Tobacco, Inc.	6,700	209,649
Lawson, Inc. (a)	1,400	102,496
Mitsubishi UFJ Financial Group, Inc.	30,300	184,760
Mizuho Financial Group, Inc.	58,000	124,322
Nabtesco Corp. (a)	5,500	123,006
Nissan Motor Co., Ltd.	17,600	152,452
ORIX Corp.	8,600	133,836
Sekisui House Ltd. (a)	6,000	84,212
SoftBank Corp.	1,600	118,438
TOTAL JAPAN — (Cost $1,695,954)		1,871,286

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
MIDDLE EAST — 1.7%
ISRAEL — 1.7%
Check Point Software Technologies Ltd. *(a)	2,100	$137,403
TOTAL ISRAEL — (Cost $109,058)		137,403
TOTAL MIDDLE EAST — (Cost $109,058)		137,403
PACIFIC BASIN — 11.5%
AUSTRALIA — 4.4%
Aurizon Holdings Ltd.	38,396	165,323
Macquarie Group Ltd.	3,821	180,874
TOTAL AUSTRALIA — (Cost $270,226)		346,197
HONG KONG — 4.8%
AIA Group Ltd.	31,600	145,916
China Merchants Holdings International Co., Ltd.	36,000	122,878
SJM Holdings Ltd.	35,000	109,096
TOTAL HONG KONG — (Cost $272,501)		377,890
SOUTH KOREA — 1.2%
Samsung Electronics Co., Ltd., GDR 144A	164	96,268
TOTAL SOUTH KOREA — (Cost $99,110)		96,268
TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,300	89,676
TOTAL TAIWAN — (Cost $79,561)		89,676
TOTAL PACIFIC BASIN — (Cost $721,398)		910,031
TOTAL COMMON STOCKS — (Cost $6,779,936)		7,890,517
COLLATERAL FOR SECURITIES ON LOAN — 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.05%	258,283	258,283
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $258,283)		258,283

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 02/03/2014	$81,000	81,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $81,000)		81,000
TOTAL INVESTMENTS — (Cost $7,119,219) (b) — 103.5%		8,229,800
OTHER ASSETS LESS LIABILITIES — (3.5)%		(277,361)
NET ASSETS — 100.0%		$7,952,439

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.6%, Apparel 1.8%, Auto Manufacturers 3.7%, Auto Parts & Equipment 3.1%, Banking & Insurance Services 1.8%, Banks 12.2%, Beverages 2.6%, Chemicals 3.5%, Commercial Services 1.8%, Diversified 2.3%, Diversified Financial Services 4.0%, Electrical Component & Equipment 5.6%, Financial Services 1.6%, Food 2.4%, Healthcare - Products 1.1%, Holding Companies - Diversified 1.5%, Home Builders 2.8%, Insurance 4.1%, Lodging 1.4%, Machinery - Diversified 1.5%, Media 2.2%, Mining 4.4%, Oil & Gas 3.6%, Pharmaceuticals 7.0%, Publishing 1.1%, Retail 4.6%, Semiconductors 2.3%, Software 1.7%, Telecommunications 6.2%, Tobacco 2.6%, and Transportation 2.1%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2014, the market value of the securities loaned was $585,976.
(b)

At January 31, 2014, the cost of investment securities for tax purposes was $7,119,219. Net unrealized appreciation of investment securities for tax purposes was $1,110,581, consisting of unrealized gains of $1,347,035 on securities that had risen in value since their purchase and $236,454 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A

Securities Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to 7.74% of net assets.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2014 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 96.2%
AFRICA — 5.2%
SOUTH AFRICA — 5.2%
Aspen Pharmacare Holdings Ltd.	46,164	$1,041,936
MTN Group Ltd.	55,627	988,685
TOTAL SOUTH AFRICA — (Cost $1,149,925)		2,030,621
TOTAL AFRICA — (Cost $1,149,925)		2,030,621
EUROPE — 12.3%
RUSSIA — 10.2%
LUKOIL, ADR	13,698	780,786
LUKOIL, ADR, (London Intl.)	1,272	72,313
Magnit OJSC, GDR 144A	24,700	1,302,925
Mail.ru Group Ltd., GDR 144A	14,678	547,049
Sberbank of Russia, ADR	85,317	923,130
TMK OAO, GDR 144A	38,400	424,320
TOTAL RUSSIA — (Cost $3,775,219)		4,050,523
TURKEY — 2.1%
Turkcell Iletisim Hizmetleri AS*	167,053	823,220
TOTAL TURKEY — (Cost $915,833)		823,220
TOTAL EUROPE — (Cost $4,691,052)		4,873,743
LATIN AMERICA — 17.6%
BRAZIL — 5.0%
Cia Hering	29,900	332,050
Duratex SA	107,500	527,867
Localiza Rent a Car SA	45,830	579,225
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	41,600	518,869
TOTAL BRAZIL — (Cost $2,341,560)		1,958,011
CHILE — 1.0%
Banco Santander Chile, ADR	20,964	408,379
TOTAL CHILE — (Cost $555,084)		408,379
COLUMBIA — 1.3%
Pacific Rubiales Energy Corp.	34,900	530,511
TOTAL COLUMBIA — (Cost $828,117)		530,511
MEXICO — 7.8%
America Movil SAB de CV, Series L	779,200	830,820
Controladora Comercial Mexicana SAB de CV	75,800	287,580
Fibra Uno Administracion SA de CV REIT	197,500	637,364
Grupo Financiero Banorte SAB de CV, Series O	152,200	960,724

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
MEXICO — Continued
Mexichem SAB de CV (a)	104,331	$361,812
TOTAL MEXICO — (Cost $2,756,739)		3,078,300
PERU — 2.5%
Credicorp Ltd. (a)	7,571	998,766
TOTAL PERU — (Cost $685,689)		998,766
TOTAL LATIN AMERICA — (Cost $7,167,189)		6,973,967
OTHER AREAS — 8.1%
INDIA — 5.4%
Cairn India Ltd.	91,574	473,326
Infrastructure Development Finance Co., Ltd.	214,189	318,608
ITC Ltd.	121,264	629,013
Maruti Suzuki India Ltd.	26,721	700,022
TOTAL INDIA — (Cost $2,420,353)		2,120,969
UNITED STATES — 2.7%
Cognizant Technology Solutions Corp.*	11,200	1,085,504
TOTAL UNITED STATES — (Cost $888,833)		1,085,504
TOTAL OTHER AREAS — (Cost $3,309,186)		3,206,473
PACIFIC BASIN — 53.0%
CHINA — 14.0%
China Taiping Insurance Holdings Co., Ltd.*	230,000	400,526
CNOOC Ltd.	776,000	1,219,403
Dongfeng Motor Group Co., Ltd., H Shares	628,000	926,979
Industrial and Commercial Bank of China Ltd., H Shares	2,459,310	1,526,813
Jiangsu Expressway Co., Ltd.	328,000	416,136
Lenovo Group Ltd. (a)	822,000	1,065,112
TOTAL CHINA — (Cost $4,679,239)		5,554,969
HONG KONG — 3.4%
First Pacific Co., Ltd.	374,000	371,408
SJM Holdings Ltd.	314,000	978,748
TOTAL HONG KONG — (Cost $837,037)		1,350,156
INDONESIA — 1.3%
Tower Bersama Infrastructure Tbk PT	998,500	507,019
TOTAL INDONESIA — (Cost $550,861)		507,019
MALAYSIA — 5.6%
Axiata Group Berhad	242,222	474,817
CIMB Group Holdings Berhad	330,194	682,786

See Notes to Schedule of Investments.

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
MALAYSIA — Continued
Genting Malaysia Berhad	802,000	$1,044,889
TOTAL MALAYSIA — (Cost $1,607,433)		2,202,492
SOUTH KOREA — 14.8%
Hyundai Mobis*	4,924	1,426,113
Korean Reinsurance Co.	95,746	1,010,819
LG Chem Ltd.	2,397	582,258
Samsung Electronics Co., Ltd.	2,375	2,840,192
TOTAL SOUTH KOREA — (Cost $4,180,707)		5,859,382
TAIWAN — 10.1%
Chinatrust Financial Holding Co., Ltd.	1,473,747	972,850
MediaTek, Inc.	46,000	608,070
Simplo Technology Co., Ltd.	103,200	473,465
Taiwan Semiconductor Manufacturing Co., Ltd.	558,822	1,936,672
TOTAL TAIWAN — (Cost $2,881,649)		3,991,057
THAILAND — 3.8%
Kasikornbank PCL	70,600	363,587
PTT Global Chemical PCL	284,300	613,643
Shin Corp. PCL, NVDR	246,300	526,027
TOTAL THAILAND — (Cost $1,517,951)		1,503,257
TOTAL PACIFIC BASIN — (Cost $16,254,877)		20,968,332
TOTAL COMMON STOCKS — (Cost $32,572,229)		38,053,136
PREFERRED STOCKS† — 3.9%
LATIN AMERICA — 3.9%
BRAZIL — 3.9%
Itau Unibanco Holding SA	56,320	706,669
Vale SA	66,277	823,914
TOTAL BRAZIL — (Cost $1,817,470)		1,530,583
TOTAL LATIN AMERICA — (Cost $1,817,470)		1,530,583
TOTAL PREFERRED STOCKS — (Cost $1,817,470)		1,530,583
COLLATERAL FOR SECURITIES ON LOAN — 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.05%	2,146,638	2,146,638
TOTAL COLLATERAL FOR SECURITIES ON LOAN— (Cost $2,146,638)		2,146,638

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 02/03/2014	$120,000	120,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $120,000)		120,000
TOTAL INVESTMENTS — (Cost $36,656,337) (b) — 105.8%		41,850,357
OTHER ASSETS LESS LIABILITIES — (5.8)%		(2,284,952)
NET ASSETS — 100.0%		$39,565,405

See Notes to Schedule of Investments.

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 4.1%, Auto Parts & Equipment 3.6%, Banks 16.6%, Building Materials 1.3%, Chemicals 4.0%, Commercial Services 3.8%, Computers 5.4%, Diversified Financial Services 3.3%, Electrical Component & Equipment 1.2%, Food 4.2%, Healthcare - Products 2.6%, Insurance 3.6%, Iron/steel 2.1%, Lodging 5.1%, Media 1.4%, Mining 1.1%, Oil & Gas 7.8%, Real Estate 1.6%, Retail 0.7%, Semiconductors 13.6%, Telecommunications 10.5%, Textiles 0.9%, and Tobacco 1.6%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2014, the market value of the securities loaned was $2,034,855.
(b)

At January 31, 2014, the cost of investment securities for tax purposes was $36,656,337. Net unrealized appreciation of investment securities for tax purposes was $5,194,020, consisting of unrealized gains of $7,741,510 on securities that had risen in value since their purchase and $2,547,490 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
REIT	Real Estate Investment Trust
144A

Securities Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, these securities amounted to 5.75% of net assets.

See Notes to Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are recorded at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third-party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of January 31, 2014, the Funds held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant  inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of January 31, 2014 in valuing each Fund’s investments at fair value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$7,890,517	$—	$—	$7,890,517
Short-Term Investments	—	81,000	—	81,000
Collateral for Securities on Loan	258,283	—	—	258,283
Total Investments	$8,148,800	$81,000	$—	$8,229,800
MCBT Global Emerging Markets Fund
Common Stocks	$38,053,136	$—	$—	$38,053,136
Preferred Stocks	1,530,583	—	—	1,530,583
Short-Term Investments	—	120,000	—	120,000
Collateral for Securities on Loan	2,146,638	—	—	2,146,638
Total Investments	$41,730,357	$120,000	$—	$41,850,357

There were no transfers into and out of Levels 1, 2, and 3 during the period ended January 31, 2014.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 24, 2014	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 24, 2014	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: March 24, 2014	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.